Quarterly Financial Information - Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Net interest income	$ 832	$ 819	$ 746	$ 811	$ 879	$ 885	$ 868	$ 898		$ 3,208	$ 3,529	$ 3,479
Less: provisions for loan losses	314	270	243	253	292	409	291	303		1,080	1,295	1,419
Net interest income after provisions for loan losses	518	549	503	558	587	476	577	595		2,128	2,234	2,060
Gains (losses) on derivative and hedging activities, net	(28)	(233)	6	(372)	272	(480)	(510)	(242)		(628)	(959)	(361)
Other income	256	202	176	238	161	156	161	210
Total operating expenses	226	220	216	236	217	261	247	280		897	1,005	1,130
Goodwill and acquired intangible assets amortization expense	14	5	5	5	5	5	5	5		27	21	543
Restructuring and other reorganization expenses	1	2	3	4	4	3	2	4		11	12	85
Income tax expense (benefit)	157	104	169	68	285	(47)	(10)	98		498	328	500
Net income (loss) from continuing operations	348	187	292	111	509	(70)	(16)	176		939	597	729
Income (loss) from discontinued operations, net of taxes			(1)		2	23	10	(1)	52	(2)	35	(199)
Net income (loss)	348	187	291	111	511	(47)	(6)	175		937	632	530
Less: net income (loss) attributable to noncontrolling interest		(1)	(1)	(1)						(2)	(1)
Net income (loss) attributable to SLM Corporation	348	188	292	112						939	633	530
Preferred stock dividends	5	5	5	5	5	5	4	4		20	18	72
Net income (loss) attributable to SLM Corporation common stock	$ 343	$ 183	$ 287	$ 107	$ 506	$ (52)	$ (10)	$ 171		$ 919	$ 615	$ 458
Basic earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$ 0.75	$ 0.39	$ 0.59	$ 0.21	$ 1.00	$ (0.15)	$ (0.04)	$ 0.32		$ 1.93	$ 1.12	$ 1.35
Discontinued operations						$ 0.05	$ 0.02				$ 0.07	$ (0.41)
Total	$ 0.75	$ 0.39	$ 0.59	$ 0.21	$ 1.00	$ (0.10)	$ (0.02)	$ 0.32		$ 1.93	$ 1.19	$ 0.94
Diluted earnings (loss) per common share attributable to SLM Corporation:
Continuing operations	$ 0.74	$ 0.39	$ 0.59	$ 0.21	$ 0.99	$ (0.15)	$ (0.04)	$ 0.32		$ 1.90	$ 1.11	$ 1.35
Discontinued operations						$ 0.05	$ 0.02				$ 0.07	$ (0.41)
Total	$ 0.74	$ 0.39	$ 0.59	$ 0.21	$ 0.99	$ (0.10)	$ (0.02)	$ 0.32		$ 1.90	$ 1.18	$ 0.94